Employee Benefits (Details 7) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Abstract]
Salaries		$ 159,246,822	$ 151,944,702	$ 145,766,757
Employees' short-term benefits		31,528,110	27,588,955	23,189,206
Total expenses for short-term employee benefits		190,774,932	179,533,657	168,955,963
Employments termination benefits		9,183,516	8,839,682	10,957,836
Other staff expense		32,183,184	32,485,170	30,971,754
Total	[1]	$ 232,141,632	$ 220,858,509	$ 210,885,553

[1]	See Note 29 – Natures of cost and expense.